Share based compensation - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Sep. 04, 2019	Aug. 23, 2019	Sep. 04, 2018	Dec. 31, 2019	Apr. 26, 2019	Dec. 31, 2018	Aug. 16, 2018	Jul. 02, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)								11,111,111
Compensation cost for non-vested awards not yet recognized				$ 9		$ 9
Weighted average vesting period				2 years
Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)							11,111,111
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years	3 years
Shares vested in period (in shares)	200,000
Restricted Stock Units | Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		300,000.0	500,000.0
Performance Shares | Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					1,700,000.0
Tranche One | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage vested		33.00%	33.00%
Tranche Two | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage vested		33.00%	33.00%
Tranche Three | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage vested		33.00%	33.00%